Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	33
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:	$1,148,453,622.72

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%	February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%	January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%	July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%	August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%	August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%	August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%	July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$87,089,875.23	0.2502583	$71,015,699.43	0.2040681	$16,074,175.79
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$279,929,875.23	0.2455870	$263,855,699.43	0.2314849	$16,074,175.79

Weighted Avg. Coupon (WAC)	3.25%		3.25%
Weighted Avg. Remaining Maturity (WARM)	29.52		28.61
Pool Receivables Balance	$306,507,428.80		$289,766,560.15
Remaining Number of Receivables	33,564		32,689

Adjusted Pool Balance	$297,156,679.57		$281,082,503.78

III. COLLECTIONS

Principal:
Principal Collections	$16,245,251.09
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$278,210.16
Total Principal Collections	$16,523,461.25

Interest:
Interest Collections	$820,124.67
Late Fees & Other Charges	$40,912.42
Interest on Repurchase Principal	$-
Total Interest Collections	$861,037.09

Collection Account Interest	$2,821.52
Reserve Account Interest	$497.36
Servicer Advances	$-

Total Collections	$17,387,817.22

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	33
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$17,387,817.22
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$17,387,817.22

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$255,422.86	$-	$255,422.86	$255,422.86
Collection Account Interest					$2,821.52
Late Fees & Other Charges					$40,912.42
Total due to Servicer					$299,156.80

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$57,334.17		$57,334.17
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$184,813.17		$184,813.17	$184,813.17

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$16,768,570.25

9. Regular Principal Distribution Amount:					$16,074,175.79

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$16,074,175.79
Class A-4 Notes		$-
Class A Notes Total:	$16,074,175.79	$16,074,175.79
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$16,074,175.79	$16,074,175.79

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			694,394.46

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,350,749.23
Beginning Period Amount	$9,350,749.23
Current Period Amortization	$666,692.86
Ending Period Required Amount	$8,684,056.37
Ending Period Amount	$8,684,056.37
Next Distribution Date Required Amount	$8,043,147.27

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	5.80%	6.13%	6.13%

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	33
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.32%	32,139	97.47%	$282,448,420.14
30 - 60 Days	1.39%	454	2.09%	$6,044,295.58
61 - 90 Days	0.23%	76	0.35%	$1,019,411.75
91-120 Days	0.06%	20	0.09%	$254,432.68
121 + Days	0.00%	0	0.00%	$-
Total		32,689		$289,766,560.15

Delinquent Receivables 30+ Days Past Due
Current Period	1.68%	550	2.53%	$7,318,140.01
1st Preceding Collection Period	1.58%	529	2.41%	$7,381,113.15
2nd Preceding Collection Period	1.57%	542	2.36%	$7,655,524.57
3rd Preceding Collection Period	1.46%	522	2.22%	$7,619,692.07
Four-Month Average	1.57%		2.38%

Repossession in Current Period		27		$291,816.74
Repossession Inventory		70		$237,804.97

Current Charge-Offs
Gross Principal of Charge-Offs				$495,617.56
Recoveries				$(278,210.16)
Net Loss				$217,407.40

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.85%

Average Pool Balance for Current Period				$298,136,994.47

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.88%
1st Preceding Collection Period				0.72%
2nd Preceding Collection Period				0.49%
3rd Preceding Collection Period				1.23%
Four-Month Average				0.83%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	37	1,750	$27,607,333.10
Recoveries	35	1,562	$(15,396,131.73)
Net Loss			$12,211,201.37
Cumulative Net Loss as a % of Initial Pool Balance			1.02%

Net Loss for Receivables that have experienced a Net Loss *	23	1,458	$12,259,384.22
Average Net Loss for Receivables that have experienced a Net Loss			$8,408.36

Principal Balance of Extensions			$1,421,212.88
Number of Extensions			99

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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